June 24, 2022

Registrant: Brinker Capital Destinations Trust

File No.: 811-23207

Form: N-CEN/A

Original Filing Date: 5/9/22

Amended Filing Date: 6/24/22

Explanation: The Registrant amended the Form N-CEN for the period ended February 28, 2022 to add a reference to an SEC exemptive order that had been omitted from original filing and to make a technical correction to the name of the affiliated broker dealer.